Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable [Line Items]
Accounts Receivable	$ 7,112	$ 6,457	$ 5,339
Receivables from media and entertainment services [Member]
Accounts Receivable [Line Items]
Accounts Receivable	5,977	4,973	5,228
Receivables from hotel operations, hospitality and VIP services [Member]
Accounts Receivable [Line Items]
Accounts Receivable	$ 1,135	$ 1,484	$ 111